UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [  ];              Amendment Number:
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           15 Alton Hill
                           Southampton, SN01, Bermuda

Form 13F File Number:               28-05483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lisa M. Pankratz
Title:        Vice President
Phone:        (604) 601-8324

Signature, Place, and Date of Signing:

     /s/ Lisa M. Pankratz         Vancouver, B.C. Canada       May 7, 2003
     ----------------------      ----------------------        -----------------
     [Signature]                 [City, State]                 [Date]

The Other Included Manager, McElvaine Investment Management Ltd., ("MIML") is under common control with the Filing Manager. MIML exercises sole investment discretion and sole voting authority over the seucrities it manages.

Report Type  (Check only one):

[ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Mackenzie Financial Corporation (Form 13F File Number 28-5178) with respect to securities held in Mackenzie Universal Select Managers Fund, Mackenzie Universal Select Managers Canada Fund, Mackenzie Universal Select Managers Capital Class, Mackenzie Universal Select Managers Canada Capital Class, Mackenzie Cundill Value Capital Class, Mackenzie Universal Select Managers International Capital Class, IG Mackenzie Select Managers Fund, and IG Mackenzie Select Managers Canada Class.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            1
                                                  -----------------------

Form 13F Information Table Entry Total:                      24
                                                  -----------------------

Form 13F Information Table Value Total:                 $226,718 (x1000)
                                                  -----------------------


List of Other Included Managers:

      01 - McElvaine Investment Management Ltd.

                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                            Name of Reporting Manager
                           Form 13F Information Table


Name of         Title of  CUSIP       Value     Shrs or      SH/PRN  Put/  Investment  Other     Voting   Authority
issuer          class                 (x$1000)  prn amt              Call  discretion  managers  Sole       Shared    None

Alderwoods     Common     014383103    6,200    1,772,650    SH            OTHER       01        1,107,650     0   665,000
Group Inc.     Stock


AOL Time       Common     00184A105    5,426      500,000    SH            SOLE                    500,000     0       0
Warner         Stock


Apple          Common     037833100    4,346      307,500    SH            SOLE                    307,500     0       0
Computer       Stock


BCE Inc.       Common     05534B109    7,712      420,000    SH            SOLE                    420,000     0       0
               Stock


Brascan        Common     10549P606   20,313    1,014,942    SH            SOLE                  1,014,942     0       0
Ltd.           Stock
Vt Sh


Canadian       Common     136069101   10,936      340,000    SH            SOLE                    340,000     0       0
Imperial       Stock
Bank of
Commerce


Canadian       Common     136385101   18,689      548,000    SH            SOLE                    548,000     0       0
Natural        Stock
Resources
Ltd.


Encana Corp.   Common     292505104   10,066      310,000    SH            SOLE                    310,000     0       0
               Stock


Focus          Common     344159108      756    1,073,000    SH            SOLE                  1,073,000     0       0
Enhancements   Stock
Inc.


Goldcorp       Common     380956409    7,424      699,760    SH            SOLE                    699,760     0       0
Inc.           Stock


Grill          Common     398502203      906      497,875    SH            SOLE                    497,875     0       0
Concepts       Stock
Inc.


IDT Corp.      Common     448947309   31,744    2,105,200    SH            SOLE                  2,105,200     0       0
Class "B"      Stock


Liberty        Common     530718105   45,222    4,651,002    SH            SOLE                  4,651,002     0       0
Media Corp.    Stock-A
New


Mattell Inc.   Common     577081102    6,323      281,000    SH            OTHER       01                0     0   281,000
               Stock


McDonalds      Common     580135101    6,080      420,800    SH            SOLE                    420,800     0       0
Corp.          Stock


MDS Inc.       Common     55269P302    4,311      343,600    SH            SOLE                    343,600     0       0
               Stock


Noranda Inc.   Common     655422103    4,852      569,900    SH            SOLE                    569,900     0       0
               Stock


Potlatch       Common     737628107    5,331      274,600    SH            SOLE                    274,600     0       0
Corporation    Stock


QLT Inc.       Common     746927102   10,184      998,400    SH            SOLE                    998,400     0       0
               Stock


Quebecor       Common     748203106    2,678      188,000    SH            SOLE                    188,000     0       0
World Inc.     Stock


Talisman       Common     87425E103    1,728       43,500    SH            SOLE                     43,500     0       0
Energy Inc.    Stock


Telus          Non-       87971M202      489       46,000    SH            SOLE                     46,000     0       0
Corporation    Voting
               Shares


Videsh         ADR        92659G600   13,602    4,266,900    SH            SOLE                  4,266,900     0       0
Sanchar
Nigam Ltd. -
sp ADR


Washington     Common     939322103    1,399       39,700    SH            SOLE                     39,700     0       0
Mutual Inc.    Stock
